Short-Term Bank Deposit (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Short Term Bank Deposit [Abstract]
Short term bank deposit	$ 2.5
Short term bank deposit interest rate	1.40%